Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Stock Options, Valuation Assumptions
The following table summarizes the non-qualified stock option disclosures for 2013 and 2012:

	2013	2012
Stock options granted	352,674	233,454
Weighted-average grant-date fair value	$5.79	$3.34
Weighted-average assumptions for stock grants
Risk-free interest	1.50%	0.32%
Expected term	6.5 years	2 years
Expected volatility	50.82%	48.41%
Dividend yield	0.00%	0.00%

Share-based Compensation Expense
The following table summarizes our share-based compensation expense (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Share-based compensation expense	$161	$39	$101	$78
The following table summarizes our share-based compensation expense at December 31 (in thousands):

	2013	2012
Share-based compensation expense	$754	$796

Schedule of Share-based Compensation, Stock Options, Activity
A summary of the status of our Non-Performance stock options as of June 30, 2014 and changes during the six month period ending June 30, 2014 are presented below:

Non-Performance Stock Options	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (000’s)
Outstanding at December 31, 2013	568,516	$9.15	9.3	$476
Granted	70,000	1.33	9.9	—
Exercised	—	—	0	—
Forfeited	(333,953)	8.63	0	—
Outstanding at June 30, 2014	304,563	$7.96	8.8	$—
Exercisable at June 30, 2014	38,041	$11.83	8.8	$—
Nonvested at June 30, 2014, expected to vest	266,522	$7.40	8.3	$—
A summary of the changes for our Performance stock options for the period ended as follows:

Performance Stock Options	June 30, 2014	December 31, 2013
Balance — Beginning of the year	333,921	350,181
Granted	—	—
Vested	—	—
Forefeited	(288,613)	(16,260)
Balance — June 30, 2014	45,308	333,921

A summary of the status of our Non-Performance stock options as of December 31, 2013 and changes during the twelve-month period ending December 31, 2013 are presented below:

Non-Performance Stock Options	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (000’s)
Outstanding at December 31, 2012	233,454	$5.61	10.0	$—
Granted	352,674	11.45	—	—
Exercised	—	—	—	—
Forfeited	(17,612)	—	—	—
Outstanding at December 31, 2013	568,516	$9.15	9.3	$476
Exercisable at December 31, 2013	76,523	$8.70	0.0	$—
Nonvested at December 31, 2013, expected to vest	491,993	$9.47	—	$—
A summary of the changes for our Performance stock options for the years ended December 31:

Performance Stock Options	2013	2012
Balance — Beginning of the year	350,181	—
Granted	—	350,181
Vested	—	—
Forefeited	(16,260)	—
Balance — End of the year	333,921	350,181